ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 10) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 8,115,233	$ 7,093,653
Subordinated Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	795,957	773,192
Subordinated Bonds [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	1	3
Subordinated Bonds [Member] | Due After 1 Year But Within 2 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments
Subordinated Bonds [Member] | Due After 2 Years But Within 3 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments
Subordinated Bonds [Member] | Due After 3 Years But Within 4 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments
Subordinated Bonds [Member] | Due After 4 Years But Within 5 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments
Subordinated Bonds [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 795,956	$ 773,189